Capital Stock Activity (Details 1) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2011
Granted - Shares	250,000	12,500	1,028,000	1,000,500
Exercise Price		$ 0.46	$ 0.46
Minimum [Member]
Exercise Price		$ 0.45	$ 0.45
Maximum [Member]
Exercise Price		$ 0.53	$ 0.53